Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VET
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
VIRTUS GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated December 8, 2014 to the Summary and

Statutory Prospectuses dated July 29, 2014, as supplemented

Important Notice to Investors

At the Special Meeting of Shareholders held on December 4, 2014, shareholders of the Virtus Growth & Income Fund voted to replace the fund’s current subadviser with Rampart Investment Management Company, LLC (“Rampart”).

Effective December 8, 2014, Rampart will be the subadviser to the fund. Accordingly, the prospectus is hereby amended, effective December 8, 2014, by deleting all references to QS Investors, LLC as subadviser to the fund. Virtus Investment Advisers, Inc. will continue to serve as the fund’s investment adviser.

The fund’s principal investment strategies are being modified to reflect those employed by the portfolio management team at Rampart. These and other changes to the fund’s current prospectuses are more fully described below and will be effective on December 8, 2014.

The disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is replaced in its entirety with the following:

The fund seeks to achieve its investment objective by investing in ETFs, and/or securities representing the S&P 500® Index and the primary sectors of the S&P 500® Index including consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The fund will also invest in ETFs representing market segments that include low volatility and high beta securities. Allocations are based on a proprietary rules-based momentum model that looks to overweight those sectors and market segments that experienced stronger recent relative-performance.

An options strategy is employed for the purpose of seeking to generate additional income. The strategy utilizes index-based, out-of-the-money put and call credit spreads. The strategy is driven by implied volatility, as measured by the CBOE Volatility Index® (VIX®), and seeks to exploit pricing inefficiencies in the S&P 500® Index.

The following disclosure is added under “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus:

➢	Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

Additionally, the disclosure in this section entitled “Foreign Investing Risk” is removed.

The disclosure under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus relating to the name of the subadviser is replaced with the following: “The fund’s subadviser is Rampart Investment Management Company, LLC (“Rampart”) (since December 2014).”

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the of the fund’s statutory prospectus is replaced in its entirety with the following:

➢	Brendan R. Finneran, Portfolio Manager and Trader at Rampart, is a co-manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since December 2014.
➢	Robert F. Hofeman, Jr., Portfolio Manager and Trader at Rampart, is a co-manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since December 2014.

VIRTUS GROWTH & INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIAX
VIRTUS GROWTH & INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGICX
VIRTUS GROWTH & INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXIIX